OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details narrative) - Chief Executive Officer - USD ($)	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Accrued liabilities related parties from advances	$ 567,785
Due to related party	$ 1,792,766	$ 1,570,511